LOANS (Narrative) (Details)	1 Months Ended		12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	May 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Current borrowings							$ 150,202		$ 308,899
Unsecured non-interest bearing note							119,958		300,000	$ 300,000
Loan, interest rate										18.00%
Accrued loan capitalized to exploration and evaluation assets				$ 39,297	$ 8,899
Accretion expense				$ 2,824	970	$ 985
Loans							0		26,759
Canada Emergency Business Account [Member]
Disclosure of detailed information about borrowings [line items]
Loan, interest rate	3.45%										3.45%
Line of credit	$ 40,000										$ 29,352
Term loan, description			On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before January 18, 2024, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. The amount of the CEBA Term Loan outstanding on January 19, 2024 shall bear an interest rate of 5% per annum and shall be repayable in full by December 31, 2025.	On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before January 18, 2024, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. The amount of the CEBA Term Loan outstanding on January 19, 2024 shall bear an interest rate of 5% per annum and shall be repayable in full by December 31, 2025.
Loan fair value	32,906										$ 24,146
Fair value gain on loans advanced	$ 7,094	$ 5,206
Accretion expense			$ 3,756	$ 2,783	$ 970	$ 985
Loans			$ 40,000				$ 30,244	$ 34,992	$ 26,759